Earnout Liability	12 Months Ended
Dec. 31, 2024
Earnout Liability [Abstract]
EARNOUT LIABILITY

NOTE 10 - EARNOUT LIABILITY

With respect to the Acroname’s acquisition (See also note 3), The Company shall be obligated to pay Acroname’s former shareholders earn out payments of up to $7.2 million, of which an amount of $1.5 million upon completion of a development of a certain product by June 2026, and the remaining amount depending on the achievement of certain revenue, EBITDA and cashflow targets in 2024 and 2025. These earn out payments are expected to be paid during 2026, in case targets are met.

The Company recorded earn out liability in connection with these payments at fair value on the acquisition date. The Company performed a Monte-Carlo simulation to calculate the fair value of earnout liability. The fair value of the earnout liability was computed using the following key assumptions: discount rate of 21.4%, expected term of 1.59-2.08 years, expected volatility of 55.71% and risk-free interest rate of 5.04%.

Each reporting period thereafter, the Company revalues the earn-out liability and records the changes in their fair value in the consolidated statements of operations and comprehensive income.

Changes in the fair value of earnout liability can result from adjustments to the discount rates, revenues, profitability targets and achievement of mutual development project. This fair value measurement represents Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent period. Accordingly, changes in the assumptions described above, mainly the probability of success and cash flows projected, could have a material impact on the Company’s consolidated results of operations and comprehensive loss.

The fair value of the earnout liability was computed using the following key assumptions:

December 31, 2024
Discount rate	20.7%-22.8%
Expected term (years)	1.00-1.50
Expected volatility	48.09%
Risk-free interest rate	4.16%

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

Year ended December 31, 2024
U.S. dollars in thousands
Fair value at the beginning of the year	-
Initial recognition of earnout liability	(2,036)
Change in fair value of earnout liability	(377)
Fair value at the end of the year	(2,413)